Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2015	2016	2017
A	31%	30%	28%
B	26%	28%	29%
C	13%	14%	16%
D	18%	19%	21%
Total	88%	91%	94%